Additional Information Financial Statement Schedule I	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Additional Information Financial Statement Schedule I

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	133,380	26,380	3,772
Term deposits	61,885	97,903	14,000
Amounts due from subsidiaries	998,391	1,028,039	147,008
Prepaid expenses and other current assets	1,363	2,187	313
Total current assets	1,195,019	1,154,509	165,093
TOTAL ASSETS	1,195,019	1,154,509	165,093
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	3,638	3,485	498
Total current liabilities	3,638	3,485	498
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	797,742	864,396	123,608
Total non-current liabilities	797,742	864,396	123,608
TOTAL LIABILITIES	801,380	867,881	124,106
SHAREHOLDERS' EQUITY

Class A ordinary shares (par value of USD0.0001 per share; 1,300,000,000 shares authorized as of December 31, 2024 and 2025; 327,406,202 and 342,229,838 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	241	256	37
Class B ordinary shares (par value of USD0.0001 per share; 158,453,168 and 200,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 116,906,336 and 200,000,000 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	81	140	20
Treasury stock	(34)	(42)	(6)
Additional paid-in capital	11,070,615	11,126,837	1,591,117
Accumulated other comprehensive income	86,410	77,527	11,085
Accumulated deficit	(10,763,674)	(10,918,090)	(1,561,266)
TOTAL SHAREHOLDERS' EQUITY	393,639	286,628	40,987
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	1,195,019	1,154,509	165,093

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 3)
Sales and marketing expenses	(17,243)	(10,204)	(7,332)	(1,048)
Research and development expenses	(26,954)	(14,656)	(10,271)	(1,469)
General and administrative expenses	(68,148)	(64,942)	(29,022)	(4,150)
Total operating expenses	(112,345)	(89,802)	(46,625)	(6,667)
Loss from operations	(112,345)	(89,802)	(46,625)	(6,667)
Interest income	24,270	13,171	5,820	832
Foreign currency exchange gain (loss)	—	2	(3)	—
Loss before provision for income tax	(88,075)	(76,629)	(40,808)	(5,835)
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(223,707)	(116,298)	(113,608)	(16,246)
Net loss	(311,782)	(192,927)	(154,416)	(22,081)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(311,782)	(192,927)	(154,416)	(22,081)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(311,782)	(192,927)	(154,416)	(22,081)
Other comprehensive income (expense), net of tax of nil:
Change in cumulative foreign currency translation adjustments	14,674	9,047	(8,883)	(1,270)
Total comprehensive loss	(297,108)	(183,880)	(163,299)	(23,351)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 3)
Net cash used in operating activities	(3,757)	(16,809)	(8,478)	(1,212)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of term deposits	(110,847)	—	(36,018)	(5,151)
Proceeds from disposal of term deposits	—	48,962	—	—
Loans to Group companies	(77,017)	(141,318)	(50,186)	(7,177)
Net cash used in investing activities	(187,864)	(92,356)	(86,204)	(12,328)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options	36	15	76	11
Repayment of loans from Group companies	(29,781)	—	—	—
Repurchase of ordinary shares	(51,393)	(1,070)	(3,516)	(503)
Net cash used in financing activities	(81,138)	(1,055)	(3,440)	(492)
Effect of exchange rate changes	11,383	11,775	(8,878)	(1,269)
Net decrease in cash and cash equivalents	(261,376)	(98,445)	(107,000)	(15,301)
Cash and cash equivalents at beginning of the year	493,201	231,825	133,380	19,073
Cash and cash equivalents at end of the year	231,825	133,380	26,380	3,772

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1.
BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries.

2.
INVESTMENT IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company's share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3.
CONVENIENCE TRANSLATION

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet and the related statement of operations and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.